Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Deferred Policy Acquisition Costs
8.           Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Balance at the beginning of the year	$877.9	$786.6
Acquisition costs deferred	1,197.2	1,091.0
Amortization of deferred policy acquisition costs	(990.1)	(999.7)
Balance at the end of the year	$1,085.0	$877.9